Capital Stock	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Capital Stock

6. Capital Stock

Preferred

Authorized: 50,000,000 shares, par value $0.00101 per share

Issued and fully paid: As of December 31, 2023 and December 31, 2022, 5,000,000 shares

Ordinary

Authorized: 150,000,000 shares, par value $0.001 per share

Issued and fully paid

	2023	2022

As of January 1	35,554,677	19,554,677
Issued during the year	-	16,000,000
As of December 31	35,554,677	35,554,677